Accounts Payable and Other Accrued Liabilities - Summary of Accounts Payable and Other Accrued Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable	$ 13,360	$ 15,034	$ 8,679
Accrued expenses	10,395	10,733	4,414
Business acquisitions contingent consideration		8,614	2,754
Other purchase obligations	572
Other business acquisitions purchase price obligations			525
Contract liabilities	9,335	3,314	2,395
Other current liabilities	235	504	241
Total accounts payable and other accrued liabilities	$ 33,897	$ 29,585	$ 19,008